RESERVES - MOVEMENTS OF SPECIAL RESERVE - SAFETY PRODUCTION FUND (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of movements of special reserves - safety production fund [line items]
Beginning of the year	¥ 3,188,161
Appropriation for retained earnings	0			¥ 0	¥ 0
Utilization	0			0	0
End of the year	3,266,425	$ 469,193		3,188,161
Special reserve [member]
Disclosure of movements of special reserves - safety production fund [line items]
Beginning of the year	0			0	0
Appropriation for retained earnings	264,871			242,456	227,250
Utilization	(264,871)			(242,456)	(227,250)
End of the year	¥ 0			¥ 0	¥ 0

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.